Submission	Dec. 17, 2025
Submission [Line Items]
Central Index Key	0001360604
Registrant Name	HEALTHCARE REALTY TRUST INC
Registration File Number	333-273784
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A